SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of build-to-sell project assets

	December 31,	December 31,
	2013	2014
	$	$
Project assets — Module cost	43,725,858	24,355,693
Project assets — Project construction	15,185,471	27,708,003
Project assets — Others (Note 1)	20,490,096	8,041,055
Total build-to-sell project assets	79,401,425	60,104,751

Current	73,304,654	60,104,751
Noncurrent, net of impairment loss (Note 2)	6,096,771	—

Note 1.  Other costs primarily represent the permits and licenses,  land costs or land use rights, and other capitalizable costs incurred to construct the solar energy project systems.

Note 2. Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.

Schedule of interest costs incurred
	Year ended December 31,
	2012	2013	2014
	$	$	$
Total interest incurred	51,886,930	48,444,855	42,068,402
Less: Interest capitalized	—	—	(7,182,011)
Interest expenses	51,886,930	48,444,855	34,886,391

Schedule of estimated useful lives of assets
Years

Buildings	10–25
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5
Solar energy projects systems	20-25

Schedule of cash and cash equivalents and restricted cash held in major financial institutions

As of December 31, 2014,  98% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions and amounted to $531,368,498 in total which were denominated in the following currencies:

	USD	RMB	EUR	GBP	JPY
	(million)	(million)	(million)	(million)	(million)
In PRC	182	1,092	31	—	275
In European Union	17	—	14	16	—
In USA	37	—	—	—	—
In Asian Pacific	19	4	1	—	1,426
Total in original currency	255	1,096	46	16	1,701
US$ equivalent	255	179	57	26	14

Schedule of computation of basic and diluted earnings (loss) from operations per share

	Year ended December 31,
	2012	2013	2014
	$	$	$
Net (loss) income attributable to Trina Solar Limited shareholders — basic	(266,555,392)	(72,025,935)	59,337,685
Interest expenses of convertible senior notes	—	—	4,167,495
Net (loss) income attributable to Trina Solar Limited shareholders — diluted	(266,555,392)	(72,025,935)	63,505,180

Weighted average number of ordinary shares outstanding — basic	3,534,829,694	3,553,552,756	3,881,503,977
Plus incremental weighted average number of ordinary shares from assumed exercise of stock options using the treasury stock method	—	—	43,275,906
Plus incremental weighted average number of ordinary shares from assumed vesting of restricted shares using the treasury stock method	—	—	15,974,916
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due June 2019 using the if-converted method (see Note 11)	—	—	333,940,033
Weighted average number of ordinary shares outstanding — diluted	3,534,829,694	3,553,552,756	4,274,694,832

(Loss) earnings per ordinary share from operations — basic	(0.08)	(0.02)	0.02
(Loss) earnings per ordinary share from operations — diluted	(0.08)	(0.02)	0.01

Schedule of securities that were excluded from computation of diluted earnings (loss) per share as inclusion would have been anti-dilutive

	Year ended December 31,
	2012	2013	2014
	$	$	$
Non-vested restricted shares	40,464,927	38,183,882	—
Share options	99,161,181	129,085,735	59,128,529
Convertible senior notes due July 2013 (see Note 11)	246,700,118	—	—
Convertible senior notes due October 2019 (see Note 11)	—	—	391,422,737

Total	386,326,226	167,269,617	450,551,266